Note 4 - Loans And Related Allowance For Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Days Past Due	90
Financing Receivable, Modifications, Recorded Investment	$ 4,600,000	$ 10,000,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	756,000	859,000	470,000
Threshold for Loans Evaluated for Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable, Gross, Commercial	250,000
Threshold for Loans Evaluated for Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	125,000
Threshold for Loans Evaluated for Impairment [Member]
Notes, Loans and Financing Receivable, Gross, Current	150,000
Loans and Leases Receivable, Gross, Commercial	$ 200,000